NUV
Nuveen Municipal Value Fund, Inc.
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 100.0%
	MUNICIPAL BONDS – 100.0%
	Alabama – 0.2%
	Birmingham Airport Authority, Alabama, Airport Revenue Bonds, Series 2020:
$255	4.000%, 7/01/39 – BAM Insured	7/30 at 100.00	AA	$290,164
225	4.000%, 7/01/40 – BAM Insured	7/30 at 100.00	AA	255,229
3,805	Homewood, Alabama, General Obligation Warrants, Series 2016, 5.000%, 9/01/36 (Pre-refunded 9/01/26)	9/26 at 100.00	AA+ (4)	4,403,032
4,285	Total Alabama			4,948,425
	Alaska – 0.1%
	Anchorage, Alaska, General Obligation Bonds, School Series 2021C:
1,500	4.000%, 9/01/40	9/31 at 100.00	N/R	1,750,530
1,000	4.000%, 9/01/41	9/31 at 100.00	N/R	1,165,180
110	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A Class 1, 4.000%, 6/01/50	6/31 at 100.00	BBB+	121,340
2,610	Total Alaska			3,037,050
	Arizona – 1.3%
7,525	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2019, 5.000%, 6/01/49 (Mandatory Put 6/03/24) (AMT)	6/24 at 100.00	A+	8,160,261
2,935	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Senior Lien Series 2017A, 5.000%, 7/01/35	7/27 at 100.00	Aa3	3,469,493
780	Phoenix Civic Improvement Corporation, Arizona, Excise Tax Revenue Bonds, Subordinate Lien Series 2020A, 4.000%, 7/01/45	7/30 at 100.00	AAA	890,713
2,590	Phoenix Civic Improvement Corporation, Arizona, Water System Revenue Bonds, Junior Lien Series 2021A, 5.000%, 7/01/45	7/31 at 100.00	AAA	3,234,314
2,175	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Medical Center, Series 2021A, 4.000%, 4/01/46	4/31 at 100.00	A	2,459,903
5,600	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37	No Opt. Call	A3	7,394,912
	Tucson, Arizona, Water System Revenue Bonds, Refunding Series 2017:
1,000	5.000%, 7/01/34	7/27 at 100.00	AA	1,170,880
750	5.000%, 7/01/35	7/27 at 100.00	AA	876,045
23,355	Total Arizona			27,656,521
	California – 6.8%
4,615	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C, 0.000%, 9/01/23 – AGM Insured	No Opt. Call	AA	4,538,206
5,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2013S-4, 5.000%, 4/01/38 (Pre-refunded 4/01/23)	4/23 at 100.00	A1 (4)	5,249,350

NUV	Nuveen Municipal Value Fund, Inc. (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$405	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A, 4.000%, 6/01/49	6/30 at 100.00	BBB+	$450,741
1,250	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2020A, 4.000%, 6/01/49	12/30 at 100.00	BBB+	1,398,763
	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2016B:
4,080	5.000%, 11/15/46 (Pre-refunded 11/15/26)	11/26 at 100.00	N/R (4)	4,760,789
5,920	5.000%, 11/15/46	11/26 at 100.00	A1	6,797,285
1,200	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2017A, 5.000%, 8/15/37	8/27 at 100.00	BBB+	1,398,708
3,850	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A, 5.000%, 7/01/33 (Pre-refunded 7/01/23)	7/23 at 100.00	AA- (4)	4,075,687
6,130	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, 5.000%, 12/31/43 (AMT)	6/28 at 100.00	BBB-	7,053,178
2,725	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authoriity Desalination Project Pipeline, Refunding Series 2019, 5.000%, 11/21/45, 144A	1/29 at 100.00	BBB	3,153,152
1,625	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2013I, 5.000%, 11/01/38	11/23 at 100.00	Aa3	1,734,980
3,500	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.000%, 12/01/46, 144A	6/26 at 100.00	BB	3,942,855
4,505	Covina-Valley Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2003B, 0.000%, 6/01/28 – FGIC Insured	No Opt. Call	A+	3,991,610
5,700	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System Revenue Bonds, Green Series 2017A, 5.000%, 6/01/45	6/27 at 100.00	AAA	6,690,774
2,180	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A, 0.000%, 1/15/42 (5)	1/31 at 100.00	A-	2,708,192
49,020	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2, 0.000%, 6/01/66	12/31 at 27.75	N/R	7,832,416
2,550	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 5.000%, 6/01/47 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (4)	2,588,479
	Merced Union High School District, Merced County, California, General Obligation Bonds, Series 1999A:
2,500	0.000%, 8/01/23 – FGIC Insured	No Opt. Call	AA-	2,460,450
2,555	0.000%, 8/01/24 – FGIC Insured	No Opt. Call	AA-	2,469,586
2,365	Montebello Unified School District, Los Angeles County, California, General Obligation Bonds, Election 1998 Series 2004, 0.000%, 8/01/27 – FGIC Insured	No Opt. Call	A-	2,125,449
	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A:
3,060	0.000%, 8/01/28 (5)	2/28 at 100.00	Aa1	3,509,973
2,315	0.000%, 8/01/43 (5)	8/35 at 100.00	Aa1	2,534,138
3,550	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C, 6.500%, 11/01/39	No Opt. Call	A	5,360,358

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$80	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 7.000%, 8/01/38 – AGC Insured	8/29 at 100.00	AA	$108,546
10,150	Placer Union High School District, Placer County, California, General Obligation Bonds, Series 2004C, 0.000%, 8/01/33 – AGM Insured	No Opt. Call	AA	7,825,853
	San Bruno Park School District, San Mateo County, California, General Obligation Bonds, Series 2000B:
2,575	0.000%, 8/01/24 – FGIC Insured	No Opt. Call	Aa2	2,483,382
2,660	0.000%, 8/01/25 – FGIC Insured	No Opt. Call	Aa2	2,513,620
355	San Diego Tobacco Settlement Revenue Funding Corporation, California, Tobacco Settlement Bonds, Subordinate Series 2018C, 4.000%, 6/01/32	6/28 at 100.00	BBB	381,678
10,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Second Series 2019D, 5.000%, 5/01/39	5/29 at 100.00	A1	12,023,800
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Refunding Senior Lien Toll Road Revenue Bonds, Series 2021A:
315	4.000%, 1/15/39	1/32 at 100.00	N/R	359,207
525	4.000%, 1/15/41	1/32 at 100.00	N/R	595,560
550	4.000%, 1/15/43	1/32 at 100.00	N/R	626,599
200	4.000%, 1/15/44	1/32 at 100.00	N/R	227,610
12,095	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Series 1997A, 0.000%, 1/15/25 – NPFG Insured	No Opt. Call	Baa2	11,586,889
13,220	San Mateo County Community College District, California, General Obligation Bonds, Series 2006A, 0.000%, 9/01/28 – NPFG Insured	No Opt. Call	AAA	11,878,302
5,000	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds, Election of 2000, Series 2002B, 0.000%, 9/01/24 – FGIC Insured	No Opt. Call	Aaa	4,857,250
5,815	San Ysidro School District, San Diego County, California, General Obligation Bonds, Refunding Series 2015, 0.000%, 8/01/48	8/25 at 29.16	AA	1,558,769
755	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Refunding Sacramento County Tobacco Securitization Corporation Series 2021B Class 2, 4.000%, 6/01/49	12/30 at 100.00	BBB-	826,038
575	Vernon, California, Electric System Revenue Bonds, Series 2021A, 5.000%, 4/01/28	No Opt. Call	N/R	682,416
185,470	Total California			145,360,638
	Colorado – 7.5%
7,500	Arapahoe County School District 6, Littleton, Colorado, General Obligation Bonds, Series 2019A, 5.500%, 12/01/43	12/28 at 100.00	Aa1	9,414,525
7,105	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+ (4)	7,398,650
4,155	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44	8/29 at 100.00	BBB+	4,540,044
1,255	Colorado High Performance Transportation Enterprise, C-470 Express Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/51	12/24 at 100.00	BBB	1,391,029
7,070	Colorado Mountain College, Colorado, Certificates of Participation, Series 2021, 4.000%, 12/01/46	12/31 at 100.00	Aa3	8,029,399
4,500	Colorado State, Building Excellent Schools Today, Certificates of Participation, Series 2018N, 5.000%, 3/15/37	3/28 at 100.00	Aa2	5,359,500

NUV	Nuveen Municipal Value Fund, Inc. (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Colorado State, Certificates of Participation, Higher Education Lease Purchase Financing Program, Series 2020:
$900	4.000%, 9/01/38	9/31 at 100.00	Aa2	$1,048,896
4,475	4.000%, 9/01/40	9/31 at 100.00	Aa2	5,192,879
2,750	4.000%, 9/01/41	9/31 at 100.00	Aa2	3,186,122
	Colorado State, Certificates of Participation, Lease Purchase Financing Program, National Western Center, Series 2018A:
1,250	5.000%, 9/01/30	3/28 at 100.00	Aa2	1,497,425
2,000	5.000%, 9/01/31	3/28 at 100.00	Aa2	2,389,960
1,260	5.000%, 9/01/32	3/28 at 100.00	Aa2	1,504,138
620	5.000%, 9/01/33	3/28 at 100.00	Aa2	739,877
3,790	Colorado State, Certificates of Participation, Rural Series 2018A, 5.000%, 12/15/37	12/28 at 100.00	Aa2	4,597,573
5,000	Colorado State, Certificates of Participation, Rural Series 2021A, 4.000%, 12/15/38	12/31 at 100.00	Aa2	5,806,100
	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B:
2,750	5.000%, 11/15/25	11/22 at 100.00	AA-	2,840,970
2,200	5.000%, 11/15/29 (Pre-refunded 11/15/22)	11/22 at 100.00	AA- (4)	2,276,076
5,160	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 11/15/43	11/23 at 100.00	A+	5,466,452
2,000	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016, 5.000%, 12/01/35	12/26 at 100.00	Baa2	2,249,200
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
9,660	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	A	8,257,465
24,200	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	A	19,494,552
17,000	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	A	13,306,240
1,705	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2020A, 5.000%, 9/01/40	9/24 at 100.00	A	1,860,206
7,600	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Refunding Series 2006B, 0.000%, 9/01/39 – NPFG Insured	9/26 at 52.09	A	3,563,412
8,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008, 6.500%, 11/15/38	No Opt. Call	AA-	11,738,080
1,400	Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A, 4.000%, 7/15/34	1/31 at 100.00	A-	1,606,416
12,500	Regional Transportation District, Colorado, Sales Tax Revenue Bonds, Fastracks Project, Refunding Green Series 2021B, 4.000%, 11/01/40	5/31 at 100.00	AA+	14,464,750
4,945	Regional Transportation District, Colorado, Sales Tax Revenue Bonds, Fastracks Project, Series 2017A, 5.000%, 11/01/40	11/26 at 100.00	AA+	5,719,239
4,250	University of Colorado, Enterprise System Revenue Bonds, Series 2018B, 5.000%, 6/01/43 (Pre-refunded 6/01/28)	6/28 at 100.00	Aa1 (4)	5,173,610
157,000	Total Colorado			160,112,785
	Connecticut – 0.7%
8,440	Connecticut State, General Obligation Bonds, Series 2015E, 5.000%, 8/01/29	8/25 at 100.00	Aa3	9,502,680

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Connecticut (continued)
$5,000	Connecticut State, General Obligation Bonds, Series 2015F, 5.000%, 11/15/33	11/25 at 100.00	Aa3	$5,644,600
13,440	Total Connecticut			15,147,280
	Delaware – 0.1%
1,270	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2021, 4.000%, 1/01/46	1/32 at 100.00	N/R	1,461,757
	District of Columbia – 2.4%
15,000	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46	3/22 at 22.44	N/R	3,347,700
5,390	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Senior Lien Series 2018B, 5.000%, 10/01/43	4/28 at 100.00	AAA	6,438,032
3,865	Metropolitan Washington Airports Authority, District of Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B, 5.000%, 10/01/47	10/29 at 100.00	A-	4,577,783
14,110	Metropolitan Washington Airports Authority, District of Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding Second Senior Lien Series 2014A, 5.000%, 10/01/53	4/22 at 100.00	A-	14,217,095
10,000	Metropolitan Washington Airports Authority, District of Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior Lien Series 2010B, 6.500%, 10/01/44	10/28 at 100.00	A-	12,887,900
	Washington Convention and Sports Authority, Washington D.C., Dedicated Tax Revenue Bonds, Refunding Senior Lien Series 2021A:
670	4.000%, 10/01/36	10/30 at 100.00	AA	772,369
1,000	4.000%, 10/01/37	10/30 at 100.00	AA	1,150,620
1,300	4.000%, 10/01/40	10/30 at 100.00	AA	1,487,057
1,745	Washington Convention and Sports Authority, Washington D.C., Dedicated Tax Revenue Bonds, Refunding Senior Lien Series 2021B, 4.000%, 10/01/38	10/30 at 100.00	AA	2,003,993
1,805	Washington Metropolitan Area Transit Authority, District of Columbia, Dedicated Revenue Bonds, Green Series 2021A, 5.000%, 7/15/41	7/31 at 100.00	AA	2,276,628
2,390	Washington Metropolitan Area Transit Authority, District of Columbia, Dedicated Revenue Bonds, Series 2020A, 4.000%, 7/15/45	7/30 at 100.00	AA	2,730,695
57,275	Total District of Columbia			51,889,872
	Florida – 4.8%
1,240	Broward County, Florida, Half-Cent Sales Tax Revenue Bonds, Refunding Series 2020, 4.000%, 10/01/40	10/30 at 100.00	AA+	1,441,810
	Broward County, Florida, Tourist Development Tax Revenue Bonds, Convention Center Expansion Project, Series 2021:
10,000	4.000%, 9/01/47	9/31 at 100.00	N/R	11,311,400
5,000	4.000%, 9/01/51	9/31 at 100.00	N/R	5,633,900
1,355	Central Florida Expressway Authority, Revenue Bonds, Senior Lien Series 2021D, 5.000%, 7/01/31	No Opt. Call	A+	1,740,619
565	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A, 6.000%, 6/15/35, 144A	6/25 at 100.00	N/R	631,060

NUV	Nuveen Municipal Value Fund, Inc. (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$2,500	Florida Development Finance Corporation, Healthcare Facilities Revenue Bonds, UF Health - Jacksonville Project, Series 2022A, 4.000%, 2/01/46 – AGM Insured	2/32 at 100.00	N/R	$2,785,675
4,000	Gainesville, Florida, Utilities System Revenue Bonds, Series 2017A, 5.000%, 10/01/37	10/27 at 100.00	Aa3	4,724,440
3,500	Gainesville, Florida, Utilities System Revenue Bonds, Series 2019A, 5.000%, 10/01/44	10/29 at 100.00	Aa3	4,281,515
2,290	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Subordinate Lien Series 2015B, 5.000%, 10/01/40	10/24 at 100.00	A1	2,502,558
	Lakeland, Florida, Energy System Revenue Bonds, Series 2021:
1,300	4.000%, 10/01/39	10/31 at 100.00	N/R	1,535,443
1,000	4.000%, 10/01/40	10/31 at 100.00	N/R	1,176,950
2,735	Miami Beach Health Facilities Authority, Florida, Hospital Revenue Bonds, Mount Sinai Medical Center of Florida Project, Series 2021B, 4.000%, 11/15/46	11/31 at 100.00	A-	3,029,259
5,090	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2010A, 5.000%, 7/01/40	3/22 at 100.00	A	5,119,115
2,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2014B, 5.000%, 10/01/37	10/24 at 100.00	A2	2,170,860
4,000	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Refunding Series 2012, 5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	AA (4)	4,075,800
	Orlando Utilities Commission, Florida, Utility System Revenue Bonds, Series 2018A:
3,500	5.000%, 10/01/36	10/27 at 100.00	AA	4,125,590
3,780	5.000%, 10/01/37	10/27 at 100.00	AA	4,451,139
1,120	5.000%, 10/01/38	10/27 at 100.00	AA	1,317,534
10,725	Orlando, Florida, Contract Tourist Development Tax Payments Revenue Bonds, Series 2014A, 5.000%, 11/01/44 (Pre-refunded 5/01/24)	5/24 at 100.00	Aa2 (4)	11,661,400
	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Capital Appreciation Series 2019A-2:
3,000	0.000%, 10/01/46	10/29 at 54.89	BBB+	1,285,170
4,860	0.000%, 10/01/47	10/29 at 52.89	BBB+	2,003,827
1,700	0.000%, 10/01/48	10/29 at 50.96	BBB+	674,101
3,250	0.000%, 10/01/49	10/29 at 49.08	BBB+	1,240,622
2,500	0.000%, 10/01/50	10/29 at 47.17	BBB+	915,800
3,000	0.000%, 10/01/51	10/29 at 45.32	BBB+	1,054,260
3,000	0.000%, 10/01/52	10/29 at 43.62	BBB+	1,013,280
3,000	0.000%, 10/01/53	10/29 at 41.97	BBB+	974,340
2,500	0.000%, 10/01/54	10/29 at 40.38	BBB+	780,600
3,250	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center, Series 2013A, 5.000%, 11/01/43	11/22 at 100.00	BBB+	3,313,375
4,000	Pembroke Pines, Florida, Capital Improvement Revenue Bonds, Series 2019A, 4.000%, 7/01/38	7/29 at 100.00	AA	4,511,640
1,020	Putnam County Development Authority, Florida, Pollution Control Revenue Bonds, Seminole Electric Cooperatice, Inc. Project, Refunding Series 2018B, 5.000%, 3/15/42	5/28 at 100.00	A-	1,188,647
6,865	South Broward Hospital District, Florida, Hospital Revenue Bonds, Refunding Series 2015, 4.000%, 5/01/34	5/25 at 100.00	AA	7,348,296

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$3,300	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A, 5.000%, 11/15/33	5/22 at 100.00	Aa2	$3,340,656
110,945	Total Florida			103,360,681
	Georgia – 2.6%
3,325	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2015, 5.000%, 11/01/40	5/25 at 100.00	Aa2	3,718,348
4,945	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company, Fourth Series 1994, 2.250%, 10/01/32 (Mandatory Put 5/25/23)	No Opt. Call	A-	5,028,125
2,290	Fulton County Development Authority, Georgia, Hospital Revenue Bonds, Wellstar Health System, Inc Project, Series 2017A, 5.000%, 4/01/47	4/27 at 100.00	A	2,646,095
6,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2017B, 5.500%, 2/15/42	2/27 at 100.00	AA	6,995,580
1,500	Geo. L. Smith II Georgia World Congress Center Authority, Georgia, Convention Center Hotel Revenue Bonds, First Tier Series 2021A, 4.000%, 1/01/54	1/31 at 100.00	BBB-	1,631,070
5,865	Municipal Electric Authority of Georgia, General Resolution Projects Subordinated Bonds, Series 20188HH, 5.000%, 1/01/44	1/28 at 100.00	A1	6,895,305
16,145	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2019A, 5.000%, 1/01/49	7/28 at 100.00	A	19,039,960
4,025	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project M Bonds, Series 2021A, 5.000%, 1/01/62 – AGM Insured	1/30 at 100.00	AA	4,765,197
2,415	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien Series 2015A, 5.000%, 1/01/35	1/25 at 100.00	A2	2,662,417
2,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Refunding Series 2016A, 5.000%, 10/01/46	10/26 at 100.00	AA	2,304,580
48,510	Total Georgia			55,686,677
	Guam – 0.0%
	Guam A.B. Won Pat International Airport Authority, Revenue Bonds, Series 2013C:
170	6.375%, 10/01/43 (Pre-refunded 10/01/23) (AMT)	10/23 at 100.00	Baa2 (4)	184,768
160	6.375%, 10/01/43 (AMT)	10/23 at 100.00	Baa2	170,992
330	Total Guam			355,760
	Hawaii – 0.4%
4,830	Honolulu City and County, Hawaii, General Obligation Bonds, Series 2018A, 5.000%, 9/01/40	9/28 at 100.00	Aa1	5,818,604
3,000	Honolulu City and County, Hawaii, Wastewater System Revenue Bonds, First Bond Resolution, Senior Series 2018A, 5.000%, 7/01/37	1/28 at 100.00	Aa2	3,564,000
7,830	Total Hawaii			9,382,604
	Idaho – 0.1%
	University of Idaho, General Revenue Bonds, Refunding Series 2021A:
505	5.000%, 4/01/39 – AGM Insured	4/31 at 100.00	AA	632,427
545	5.000%, 4/01/41 – AGM Insured	4/31 at 100.00	AA	680,307

NUV	Nuveen Municipal Value Fund, Inc. (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Idaho (continued)
$1,550	University of Idaho, General Revenue Bonds, Refunding Series 2022A, 4.000%, 4/01/45 – BAM Insured (WI/DD, Settling 2/24/22)	4/32 at 100.00	N/R	$1,783,771
2,600	Total Idaho			3,096,505
	Illinois – 11.3%
5,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A-	5,834,300
5,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/44	12/25 at 100.00	BB	5,858,700
2,945	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016B, 6.500%, 12/01/46	12/26 at 100.00	BB	3,499,897
4,710	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A	12/27 at 100.00	BB	5,844,168
17,775	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/24 – FGIC Insured	No Opt. Call	Baa2	16,936,553
7,495	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A, 0.000%, 12/01/31 – NPFG Insured	No Opt. Call	Baa2	5,843,027
1,930	Chicago Greater Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Limited Tax Capital Improvement Green Series 2021A, 4.000%, 12/01/46	12/31 at 100.00	N/R	2,230,231
2,425	Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue Bonds, Federal Transit Administration Section 5307 Urbanized Area Formula Funds, Refunding Series 2021, 5.000%, 6/01/28	No Opt. Call	A	2,912,934
1,000	Cook County, Illinois, General Obligation Bonds, Refunding Series 2018, 5.000%, 11/15/35	11/26 at 100.00	A+	1,146,700
1,680	Cook County, Illinois, General Obligation Bonds, Refunding Series 2021A, 5.000%, 11/15/33	11/30 at 100.00	A+	2,064,989
5,000	Cook County, Illinois, Sales Tax Revenue Bonds, Series 2012, 5.000%, 11/15/37	11/22 at 100.00	AA-	5,164,200
2,040	Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A, 4.000%, 11/15/40	11/30 at 100.00	AA-	2,304,180
5,000	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2015A, 5.000%, 11/15/38	5/25 at 100.00	AA-	5,504,200
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C:
560	5.000%, 8/15/35	8/25 at 100.00	A3	623,784
825	5.000%, 8/15/44	8/25 at 100.00	A3	916,270
5,125	Illinois State, General Obligation Bonds, November Series 2017C, 5.000%, 11/01/29	11/27 at 100.00	BBB	5,889,906
1,755	Illinois State, General Obligation Bonds, October Series 2016, 5.000%, 2/01/27	No Opt. Call	BBB	2,011,967
655	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/25	8/22 at 100.00	BBB	668,067
5,590	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A, 5.000%, 1/01/38	1/23 at 100.00	AA-	5,800,519
4,000	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2016B, 5.000%, 1/01/41	7/26 at 100.00	AA-	4,546,440
6,005	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2020A, 5.000%, 1/01/45	1/31 at 100.00	AA-	7,339,071
4,200	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2021A, 4.000%, 1/01/46	1/32 at 100.00	N/R	4,754,484

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$2,875	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2020A, 4.000%, 6/15/50	12/29 at 100.00	BBB+	$3,055,981
6,140	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2022A, 4.000%, 6/15/52 (WI/DD, Settling 3/17/22)	12/31 at 100.00	BBB+	6,552,854
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 1994B:
5,245	0.000%, 6/15/28 – NPFG Insured	No Opt. Call	BBB+	4,521,452
11,675	0.000%, 6/15/29 – FGIC Insured	No Opt. Call	BBB+	9,774,310
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
2,315	5.700%, 6/15/24 (Pre-refunded 6/15/22)	6/22 at 101.00	N/R (4)	2,381,811
7,685	5.700%, 6/15/24	6/22 at 101.00	BBB+	7,906,789
4,950	0.000%, 12/15/32 – NPFG Insured	No Opt. Call	BBB+	3,709,926
21,375	0.000%, 6/15/34 – NPFG Insured	No Opt. Call	BBB+	15,309,630
21,000	0.000%, 12/15/35 – NPFG Insured	No Opt. Call	BBB+	14,314,860
21,970	0.000%, 6/15/36 – NPFG Insured	No Opt. Call	BBB+	14,733,522
10,375	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	BBB+	6,833,494
10,000	0.000%, 12/15/37 – NPFG Insured	No Opt. Call	BBB+	6,372,100
25,825	0.000%, 6/15/39 – NPFG Insured	No Opt. Call	BBB+	15,539,677
6,095	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2002A, 6.000%, 7/01/32 – NPFG Insured	No Opt. Call	AA+	8,398,910
8,000	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2003A, 6.000%, 7/01/33 – NPFG Insured	No Opt. Call	AA+	10,723,520
5,000	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2014A, 5.000%, 6/01/44 (Pre-refunded 6/01/24)	6/24 at 100.00	AA+ (4)	5,451,300
5,020	Southwestern Illinois Development Authority, Local Government Revenue Bonds, Edwardsville Community Unit School District 7 Project, Series 2007, 0.000%, 12/01/23 – AGM Insured	No Opt. Call	AA	4,880,494
615	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013, 6.000%, 10/01/42	10/23 at 100.00	A-	660,861
	Will County Community Unit School District 201-U Crete-Monee, Illinois, General Obligation Bonds, Capital Appreciation Series 2004:
780	0.000%, 11/01/22 – NPFG Insured (ETM)	No Opt. Call	Baa2 (4)	775,289
160	0.000%, 11/01/22 – NPFG Insured (ETM)	No Opt. Call	N/R (4)	159,152
2,390	0.000%, 11/01/22 – NPFG Insured	No Opt. Call	A	2,372,553
270,205	Total Illinois			242,123,072
	Indiana – 1.8%
5,010	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series 2012A, 5.000%, 5/01/42 (Pre-refunded 5/01/23)	5/23 at 100.00	A (4)	5,272,023

NUV	Nuveen Municipal Value Fund, Inc. (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$2,250	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Refunding 2015A, 4.000%, 12/01/40	6/25 at 100.00	AA	$2,425,342
5,740	Indiana Finance Authority, Provate Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013A, 5.000%, 7/01/48 (Pre-refunded 7/01/23) (AMT)	7/23 at 100.00	A- (4)	6,063,105
2,000	Indiana Municipal Power Agency Power Supply System Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/42	7/26 at 100.00	A+	2,293,380
5,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Community Justice Campus Bonds, Courthouse & Jail Project, Series 2019A, 5.250%, 2/01/54	2/29 at 100.00	AAA	5,955,000
	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E:
2,400	0.000%, 2/01/25 – AMBAC Insured	No Opt. Call	AA	2,303,520
14,595	0.000%, 2/01/27 – AMBAC Insured	No Opt. Call	AA	13,441,849
36,995	Total Indiana			37,754,219
	Kentucky – 1.8%
200	Greater Kentucky Housing Assistance Corporation, FHA-Insured Section 8 Mortgage Revenue Refunding Bonds, Series 1997A, 6.100%, 1/01/24 – NPFG Insured	2/22 at 100.00	Baa2	200,808
	Kenton County Airport Board, Kentucky, Airport Revenue Bonds, Cincinnati/Northern Kentucky International Airport, Series 2016:
1,530	5.000%, 1/01/27	1/26 at 100.00	A1	1,741,094
1,600	5.000%, 1/01/28	1/26 at 100.00	A1	1,820,416
	Kentucky Bond Development Corporation, Transient Room Tax Revenue Bonds, Lexington Center Corporation Project, Series 2018A:
1,280	5.000%, 9/01/37	9/28 at 100.00	A2	1,533,095
1,435	5.000%, 9/01/38	9/28 at 100.00	A2	1,712,285
4,000	5.000%, 9/01/43	9/28 at 100.00	A2	4,718,280
2,000	5.000%, 9/01/48	9/28 at 100.00	A2	2,333,360
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2017A, 4.000%, 12/01/41 – AGM Insured	12/27 at 100.00	AA	1,122,150
8,935	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A, 5.000%, 1/01/45	7/25 at 100.00	BBB+	9,824,479
6,000	Kentucky Public Transportation Infrastructure Authority, Toll Revenue Bonds, Downtown Crossing Project, Convertible Capital Appreciation First Tier Series 2013C, 0.000%, 7/01/39 (5)	7/31 at 100.00	Baa2	7,289,880
5,000	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 115, Series 2017, 5.000%, 4/01/30	4/27 at 100.00	A1	5,836,600
32,980	Total Kentucky			38,132,447
	Louisiana – 0.9%
1,335	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Refunding Series 2019A, 4.000%, 2/01/45	2/29 at 100.00	AA-	1,500,473
4,420	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/28	7/23 at 100.00	A2	4,668,139
9,040	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2017A, 5.000%, 1/01/48	1/27 at 100.00	A2	10,445,268

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
$1,470	New Orleans Aviation Board, Louisiana, Special Facility Revenue Bonds, Parking Facilities Corporation Consolidated Garage System, Series 2018A, 5.000%, 10/01/43 – AGM Insured	10/28 at 100.00	AA	$1,763,397
16,265	Total Louisiana			18,377,277
	Maine – 1.0%
800	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/33 (Pre-refunded 7/01/23)	7/23 at 100.00	BBB (4)	846,784
	Maine Health and Higher Educational Facilities Authority Revenue Bonds, MaineHealth Issue, Series 2018A:
1,190	5.000%, 7/01/43	7/28 at 100.00	A+	1,403,319
5,940	5.000%, 7/01/48	7/28 at 100.00	A+	6,960,908
10,000	Maine Turnpike Authority, Turnpike Revenue Bonds, Series 2020, 5.000%, 7/01/50	7/30 at 100.00	AA-	12,229,800
17,930	Total Maine			21,440,811
	Maryland – 1.2%
	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
630	5.000%, 9/01/31	9/27 at 100.00	CCC	660,902
1,945	5.000%, 9/01/32	9/27 at 100.00	CCC	2,040,480
3,455	5.000%, 9/01/34	9/27 at 100.00	CCC	3,624,157
2,000	5.000%, 9/01/35	9/27 at 100.00	CCC	2,097,180
4,500	5.000%, 9/01/42	9/27 at 100.00	CCC	4,705,470
3,500	5.000%, 9/01/46	9/27 at 100.00	CCC	3,646,930
1,050	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds, Meritus Medical Center, Series 2015, 5.000%, 7/01/40	7/25 at 100.00	A-	1,159,683
	Maryland Stadium Authority, Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Series 2018A:
2,260	5.000%, 5/01/47 (Pre-refunded 5/01/28)	5/28 at 100.00	N/R (4)	2,731,029
4,375	5.000%, 5/01/47	5/28 at 100.00	AA	5,168,712
23,715	Total Maryland			25,834,543
	Massachusetts – 1.0%
1,000	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Refunding Senior Lien Series 2019A, 5.000%, 1/01/37	1/29 at 100.00	A+	1,210,760
2,100	Massachusetts Development Finance Agency, Hospital Revenue Bonds, Cape Cod Healthcare Obligated Group, Series 2013, 5.250%, 11/15/41 (Pre-refunded 11/15/23)	11/23 at 100.00	A (4)	2,259,978
2,905	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44	7/25 at 100.00	BBB	3,227,716
1,105	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2016E, 5.000%, 7/01/36	7/26 at 100.00	BBB	1,254,341
2,765	Massachusetts Development Finance Agency, Revenue Bonds, Dana-Farber Cancer Institute Issue, Series 2016N, 5.000%, 12/01/46	12/26 at 100.00	A1	3,155,916
9,110	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series 2013A, 5.000%, 5/15/43 (Pre-refunded 5/15/23)	5/23 at 100.00	AAA	9,607,315

NUV	Nuveen Municipal Value Fund, Inc. (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
$980	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series 1997A, 0.000%, 1/01/29 – NPFG Insured	No Opt. Call	A+	$855,040
210	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2000-6, 5.500%, 8/01/30	3/22 at 100.00	Aaa	210,941
20,175	Total Massachusetts			21,782,007
	Michigan – 2.3%
	Detroit Academy of Arts and Sciences, Michigan, Public School Academy Revenue Bonds, Refunding Series 2013:
1,600	6.000%, 10/01/33	10/23 at 100.00	N/R	1,634,336
2,520	6.000%, 10/01/43	10/23 at 100.00	N/R	2,564,780
1,415	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds, Refunding Senior Lien Series 2012A, 5.250%, 7/01/39 (Pre-refunded 7/01/22)	7/22 at 100.00	AA- (4)	1,443,286
15	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 4.500%, 7/01/35 – NPFG Insured	3/22 at 100.00	A+	15,056
3,000	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%, 7/01/29 – NPFG Insured	No Opt. Call	A+	3,517,230
5	Detroit, Michigan, Water Supply System Revenue Bonds, Second Lien Series 2003B, 5.000%, 7/01/34 – NPFG Insured	3/22 at 100.00	A+	5,021
5	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2003A, 5.000%, 7/01/34 – NPFG Insured	3/22 at 100.00	A1	5,021
3,315	Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of Wayne Criminal Justice Center Project, Senior Lien Series 2018, 5.000%, 11/01/43	11/28 at 100.00	Aa3	3,940,342
2,360	Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of Wayne, Second Lien Refunding Series 2020, 4.000%, 11/01/37	11/30 at 100.00	AA	2,708,407
1,950	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014C-1, 5.000%, 7/01/44 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (4)	1,986,953
5,000	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2015MI, 5.000%, 12/01/35 (Pre-refunded 6/01/22)	6/22 at 100.00	AA- (4)	5,076,300
2,750	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2007 Sold Tobacco Receipts, Series 2020B-1-CL2, 5.000%, 6/01/49	12/30 at 100.00	BBB-	3,187,662
6,000	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding & Project Series 2010F-6, 4.000%, 11/15/47	11/26 at 100.00	AA+	6,594,600
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2015-I:
435	5.000%, 4/15/30 (Pre-refunded 10/15/25)	10/25 at 100.00	N/R (4)	494,478
9,565	5.000%, 4/15/30	10/25 at 100.00	Aa2	10,815,528
1,800	Northern Michigan University, General Revenue Bonds, Series 2021, 4.000%, 6/01/46	6/31 at 100.00	N/R	2,025,180
2,890	Oakland University, Michigan, General Revenue Bonds, Series 2012, 5.000%, 3/01/42	3/22 at 100.00	A1	2,900,317
1,100	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2015D, 5.000%, 12/01/45	12/25 at 100.00	A1	1,235,377
45,725	Total Michigan			50,149,874

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota – 0.3%
$3,200	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Refunding Series 2016B, 5.000%, 11/15/34	No Opt. Call	AA	$4,401,728
1,480	University of Minnesota, General Obligation Bonds, Series 2016A, 5.000%, 4/01/41	4/26 at 100.00	Aa1	1,678,734
4,680	Total Minnesota			6,080,462
	Missouri – 0.2%
3,465	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48	11/23 at 100.00	A2	3,680,280
	Montana – 0.6%
1,115	Billings, Montana, Sewer System Revenue Bonds, Series 2017, 5.000%, 7/01/33	7/27 at 100.00	AA+	1,306,156
	Montana Facility Finance Authority, Healthcare Facility Revenue Bonds, Kalispell Regional Medical Center, Series 2018B:
1,340	5.000%, 7/01/30	7/28 at 100.00	BBB	1,556,008
1,415	5.000%, 7/01/31	7/28 at 100.00	BBB	1,638,527
1,980	5.000%, 7/01/32	7/28 at 100.00	BBB	2,289,692
2,135	5.000%, 7/01/33	7/28 at 100.00	BBB	2,468,039
3,045	Montana Facility Finance Authority, Revenue Bonds, Billings Clinic Obligated Group, Series 2018A, 5.000%, 8/15/48	8/28 at 100.00	AA-	3,606,254
11,030	Total Montana			12,864,676
	Nebraska – 0.4%
	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Refunding Crossover Series 2017A:
1,710	5.000%, 9/01/37	No Opt. Call	A	2,235,551
1,500	5.000%, 9/01/42	No Opt. Call	A	2,023,080
1,855	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/42	9/22 at 100.00	A2	1,901,208
1,400	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015, 5.000%, 11/01/45	11/25 at 100.00	A	1,557,248
6,465	Total Nebraska			7,717,087
	Nevada – 2.8%
490	Clark County School District, Nevada, General Obligation Bonds, Limited Tax Building Series 2020A, 4.000%, 6/15/40 – AGM Insured	6/30 at 100.00	AA	560,335
	Clark County, Nevada, General Obligation Bonds, Transportation Improvement, Limited Tax, Additionally Secured by Pledged Revenue Series 2018B:
2,000	5.000%, 12/01/33	12/28 at 100.00	AA+	2,431,560
5,000	5.000%, 12/01/35	12/28 at 100.00	AA+	6,062,650
5,000	Humboldt County, Nevada, Pollution Control Revenue Bonds, Sierra Pacific Power Company Projects, Series 2016B, 1.850%, 10/01/29 (Mandatory Put 4/15/22)	No Opt. Call	A+	5,012,950
5,000	Las Vegas Convention and Visitors Authority, Nevada, Convention Center Expansion Revenue Bonds, Series 2018B, 5.000%, 7/01/43	7/28 at 100.00	Aa3	5,866,700
8,500	Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Series 2018C, 5.250%, 7/01/43	7/28 at 100.00	Aa3	10,100,295

NUV	Nuveen Municipal Value Fund, Inc. (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2015:
$5,220	5.000%, 6/01/33	12/24 at 100.00	Aa1	$5,755,833
10,000	5.000%, 6/01/34	12/24 at 100.00	Aa1	11,014,700
9,000	5.000%, 6/01/39	12/24 at 100.00	Aa1	9,857,880
1,205	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Water Improvement Series 2016A, 5.000%, 6/01/41	6/26 at 100.00	Aa1	1,378,869
2,000	Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Bonds, ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018A, 5.000%, 6/01/48	12/28 at 100.00	A3	2,257,220
250	Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Bonds, ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018B, 5.000%, 6/01/33 – AGM Insured	12/28 at 100.00	AA	291,683
53,665	Total Nevada			60,590,675
	New Jersey – 4.9%
2,500	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2018A, 5.000%, 1/01/36	1/29 at 100.00	A+	3,028,200
930	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013, 5.125%, 1/01/39 – AGM Insured (AMT)	1/24 at 100.00	AA	996,904
6,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2016BBB, 5.500%, 6/15/31 (Pre-refunded 12/15/26)	12/26 at 100.00	Baa1 (4)	7,150,560
5,990	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005N-1, 5.500%, 9/01/25 – AGM Insured	No Opt. Call	AA	6,862,743
4,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2013NN, 5.000%, 3/01/26	3/23 at 100.00	Baa1	4,165,000
3,300	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	3/22 at 100.00	BB+	3,310,758
9,420	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/31	No Opt. Call	Baa1	7,292,681
4,600	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Forward Delivery Series 2022A, 4.000%, 6/15/46	12/31 at 100.00	N/R	5,010,642
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C:
30,000	0.000%, 12/15/30 – FGIC Insured	No Opt. Call	Baa1	24,277,200
27,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA	20,898,270
4,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2013AA, 5.000%, 6/15/29	6/23 at 100.00	Baa1	4,730,040
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA:
2,750	5.250%, 6/15/32	6/25 at 100.00	Baa1	3,094,025
2,150	5.250%, 6/15/34	6/25 at 100.00	Baa1	2,417,439
2,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2017B, 5.000%, 1/01/40	1/28 at 100.00	A+	2,361,300
3,760	New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2021A, 4.000%, 1/01/42	1/31 at 100.00	A+	4,312,833
1,135	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 5.000%, 5/01/43 (Pre-refunded 5/01/23)	5/23 at 100.00	Aa3 (4)	1,195,098

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$1,455	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Series 2020A, 5.000%, 11/01/41 – BAM Insured	11/30 at 100.00	AA	$1,777,704
2,720	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BB+	3,029,754
114,210	Total New Jersey			105,911,151
	New York – 7.1%
3,750	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	Aa3	4,340,287
5,330	Dormitory Authority of the State of New York, Revenue Bonds, NYU Langone Hospitals Obligated Group, Series 2020A, 4.000%, 7/01/53	7/30 at 100.00	A	5,894,287
	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2021A:
1,200	5.000%, 10/01/32 – AGM Insured	10/29 at 100.00	AA	1,487,352
1,125	5.000%, 10/01/33 – AGM Insured	10/29 at 100.00	AA	1,392,908
2,055	Long Island Power Authority, New York, Electric System General Revenue Bonds, Notes Series 2021, 1.000%, 9/01/25	9/23 at 100.00	A	2,013,900
1,950	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2018, 5.000%, 9/01/39	9/28 at 100.00	A	2,369,874
1,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2020A, 5.000%, 9/01/38	9/30 at 100.00	A	1,873,845
2,300	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2021, 4.000%, 9/01/41	9/31 at 100.00	A	2,675,590
8,325	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020C-1, 5.000%, 11/15/50	5/30 at 100.00	A3	9,684,056
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Green Climate Certified Series 2020E, 4.000%, 11/15/45	11/30 at 100.00	A3	2,696,375
	MTA Hudson Rail Yards Trust Obligations, New York, MTA Financing Agreement Payable by the Metropolitan Transportation Authority, Series 2016A:
3,135	5.000%, 11/15/51	2/22 at 100.00	A3	3,142,649
7,380	5.000%, 11/15/56	11/23 at 100.00	A3	7,762,136
	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project, Refunding Series 2021A:
1,750	5.000%, 1/01/30 – AGM Insured	No Opt. Call	AA	2,142,088
1,250	5.000%, 1/01/31 – AGM Insured	No Opt. Call	AA	1,553,238
10,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2018, Series 2017S-3, 5.000%, 7/15/43	7/28 at 100.00	AA	11,983,500
7,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2019 Subseries S-3A, 5.000%, 7/15/37	7/28 at 100.00	AA	8,453,550
3,520	New York City, New York, General Obligation Bonds, Fiscal 2021 Series C, 5.000%, 8/01/43	8/30 at 100.00	AA	4,278,666
5,000	New York City, New York, General Obligation Bonds, Fiscal 2021 Series F-1, 5.000%, 3/01/44	3/31 at 100.00	AA	6,100,550
11,755	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	12,642,620

NUV	Nuveen Municipal Value Fund, Inc. (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$3,180	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Secured by Port Authority Consolidated Bonds, Refunding Series 1WTC-2021, 4.000%, 2/15/43	2/30 at 100.00	N/R	$3,523,567
5,000	New York State Power Authority, General Revenue Bonds, Series 2020A, 4.000%, 11/15/50	5/30 at 100.00	AA	5,603,600
8,270	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/46 (AMT)	7/24 at 100.00	BBB	8,837,735
	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018:
3,250	5.000%, 1/01/34 (AMT)	1/28 at 100.00	Baa3	3,754,888
5,250	5.000%, 1/01/36 (AMT)	1/28 at 100.00	Baa3	6,053,775
4,500	Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A-2, 4.000%, 6/01/50	6/31 at 100.00	BBB+	4,952,205
7,550	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2017C-2, 5.000%, 11/15/42	11/27 at 100.00	AA-	8,944,485
4,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2018D, 4.000%, 11/15/38	11/30 at 100.00	AA-	4,584,040
3,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Series 2015A, 5.000%, 11/15/50	5/25 at 100.00	AA-	3,305,550
7,175	Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior Lien Subseries 2021A-1, 5.000%, 5/15/51	5/31 at 100.00	AA+	8,851,582
650	TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series B, 5.000%, 6/01/24	No Opt. Call	B-	667,888
132,650	Total New York			151,566,786
	North Carolina – 1.1%
1,520	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project, Refunding Series 2016B, 5.000%, 10/01/44	10/26 at 100.00	AA+	1,743,379
	North Carolina Department of Transportation, Private Activity Revenue Bonds, I-77 Hot Lanes Project, Series 2015:
2,155	5.000%, 12/31/37 (AMT)	6/25 at 100.00	BBB-	2,334,468
4,175	5.000%, 6/30/54 (AMT)	6/25 at 100.00	BBB-	4,474,348
2,995	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Series 2017A, 5.000%, 7/01/51	7/26 at 100.00	BBB	3,314,806
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Capital Appreciation Series 2019:
2,000	0.000%, 1/01/41	1/30 at 71.45	AA+	1,155,800
1,500	0.000%, 1/01/42	1/30 at 68.97	AA+	834,990
14,500	0.000%, 1/01/49	1/30 at 54.10	AA+	6,257,185
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Senior Lien Series 2017:
1,625	5.000%, 1/01/30	1/27 at 100.00	BBB	1,865,744
1,850	5.000%, 1/01/32	1/27 at 100.00	BBB	2,112,959
32,320	Total North Carolina			24,093,679

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Dakota – 0.1%
$1,840	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2017A, 5.000%, 12/01/42	12/27 at 100.00	Baa2	$2,127,371
	Ohio – 3.7%
4,710	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 4.000%, 6/01/48	6/30 at 100.00	BBB+	5,087,177
20,390	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	22,427,777
16,415	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien Series 2007A-3, 6.250%, 6/01/37 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (4)	16,732,138
1,195	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children's Hospital Project, Refunding & Improvement Series 2017A, 5.000%, 11/01/32	11/27 at 100.00	Aa2	1,420,377
3,485	Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series 2017OH, 4.000%, 12/01/46	6/27 at 100.00	AA-	3,821,616
5,000	Franklin County, Ohio, Sales Tax Revenue Bonds, Various Purpose Series 2018, 5.000%, 6/01/43	6/28 at 100.00	AAA	5,987,150
14,500	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009D, 3.375%, 8/01/29	No Opt. Call	N/R	14,221,745
4,110	Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC - Borrower, Portsmouth Bypass Project, Series 2015, 5.000%, 12/31/39 – AGM Insured (AMT)	6/25 at 100.00	AA	4,495,107
4,975	Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre Commission Infrastructure Projects, Junior Lien, Current Interest Series 2013A-1, 5.000%, 2/15/48 (Pre-refunded 2/15/23)	2/23 at 100.00	Aa3 (4)	5,195,641
74,780	Total Ohio			79,388,728
	Oklahoma – 1.6%
4,000	Oklahoma City Water Utilities Trust, Oklahoma, Water and Sewer Revenue Bonds, Refunding Series 2016, 5.000%, 7/01/36	7/26 at 100.00	AAA	4,612,640
	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical Center, Refunding Series 2015A:
1,590	5.000%, 8/15/27	8/25 at 100.00	A	1,770,529
1,250	5.000%, 8/15/29	8/25 at 100.00	A	1,390,100
	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B:
1,935	5.250%, 8/15/43	8/28 at 100.00	Baa3	2,308,416
5,000	5.250%, 8/15/48	8/28 at 100.00	Baa3	5,943,900
10,000	Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds, Second Senior Series 2017A, 5.000%, 1/01/42	1/26 at 100.00	AA-	11,301,900
7,000	Oklahoma Water Resources Board, Revolving Fund Revenue Bonds, Master Trust, Series 2021, 4.000%, 4/01/47	4/31 at 100.00	N/R	8,068,410
30,775	Total Oklahoma			35,395,895

NUV	Nuveen Municipal Value Fund, Inc. (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oregon – 0.8%
$2,500	Oregon Health and Science University, Revenue Bonds, Green Series 2021A, 4.000%, 7/01/44	1/32 at 100.00	N/R	$2,848,650
6,585	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Refunding Senior Lien Series 2017B, 5.000%, 11/15/28	5/27 at 100.00	AAA	7,773,263
5,330	University of Oregon, General Revenue Bonds, Series 2018A, 5.000%, 4/01/48	4/28 at 100.00	Aa2	6,331,134
14,415	Total Oregon			16,953,047
	Pennsylvania – 1.3%
3,155	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2017A-2, 5.000%, 2/15/39	2/27 at 100.00	AA-	3,657,434
3,000	Montgomery County Higher Education and Health Authority, Pennsylvania, Thomas Jefferson University Revenue Bonds, Series 2022B, 4.000%, 5/01/47	5/32 at 100.00	N/R	3,308,730
2,000	Pennsylvania State University, Revenue Bonds, Refunding Series 2016A, 5.000%, 9/01/41	9/26 at 100.00	Aa1	2,295,200
7,500	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Special Revenue Bonds, Subordinate Series 2013A, 5.000%, 12/01/43 (Pre-refunded 12/01/22)	12/22 at 100.00	AA- (4)	7,771,950
1,250	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Special Revenue Bonds, Subordinate Series 2014A, 4.750%, 12/01/37	12/26 at 100.00	AA-	1,408,675
3,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2020B, 5.000%, 12/01/50	12/30 at 100.00	A+	3,677,400
3,645	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2021A, 4.000%, 12/01/50	12/30 at 100.00	A	4,074,089
570	Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System Revenue Bonds, Refunding Subordinate Series 2019B, 4.000%, 9/01/34 – AGM Insured	9/29 at 100.00	AA	657,552
1,350	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2017, 5.000%, 1/01/38 (AMT)	1/28 at 100.00	Baa3	1,528,430
25,470	Total Pennsylvania			28,379,460
	Puerto Rico – 1.7%
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
6,031	0.000%, 7/01/33	7/28 at 86.06	N/R	4,381,883
15,388	4.500%, 7/01/34	7/25 at 100.00	N/R	16,451,465
9,039	4.550%, 7/01/40	7/28 at 100.00	N/R	9,950,945
5,320	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40	7/28 at 100.00	N/R	5,856,735
35,778	Total Puerto Rico			36,641,028
	South Carolina – 2.4%
	Patriots Energy Group, South Carolina, Gas System Revenue Bonds, Improvement and Refunding Series 2021A:
2,250	4.000%, 6/01/46	6/31 at 100.00	A2	2,521,530
3,000	4.000%, 6/01/51	6/31 at 100.00	A2	3,350,310
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2:
12,760	0.000%, 1/01/28 – AGC Insured	No Opt. Call	AA	11,381,537
9,535	0.000%, 1/01/29 – AGC Insured	No Opt. Call	AA	8,262,459

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
$5,500	South Carolina Public Service Authority, Revenue Obligation Bonds, Improvement Series 2021B, 5.000%, 12/01/51	12/31 at 100.00	A	$6,759,940
5,500	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2015A, 5.000%, 12/01/50	6/25 at 100.00	A	6,340,730
8,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016B, 5.000%, 12/01/56	12/26 at 100.00	A	9,210,640
3,455	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A, 5.500%, 12/01/54	6/24 at 100.00	A	3,891,159
50,000	Total South Carolina			51,718,305
	Tennessee – 1.1%
	Hallsdale-Powell Utility District, Knox County, Tennessee, Water and Sewer Revenue Bonds, Refunding & Improvement Series 2022A:
310	4.000%, 4/01/32	4/31 at 100.00	N/R	367,486
875	4.000%, 4/01/33	4/31 at 100.00	N/R	1,034,294
1,305	4.000%, 4/01/34	4/31 at 100.00	N/R	1,539,091
760	4.000%, 4/01/37	4/31 at 100.00	N/R	887,368
1,305	4.000%, 4/01/40	4/31 at 100.00	N/R	1,508,449
	Hallsdale-Powell Utility District, Knox County, Tennessee, Water and Sewer Revenue Bonds, Refunding Series 2021:
1,000	5.000%, 10/01/31	No Opt. Call	AA	1,289,550
250	5.000%, 10/01/32	No Opt. Call	AA	328,455
1,450	Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds, Refunding Series 2020B, 5.000%, 10/01/45	10/30 at 100.00	AA+	1,788,343
2,260	Metropolitan Government of Nashville-Davidson County, Tennessee, Water and Sewerage Revenue Bonds, Green Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	AA	2,661,286
1,375	New Memphis Arena Public Building Authority, Memphis and Shelby County, Tennessee, Local Government Public Improvement Bonds, Capital Appreciation Series 2021, 0.000%, 4/01/40	4/31 at 81.47	AA	828,438
3,000	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Series 2017A, 5.000%, 11/01/42	11/27 at 100.00	AA+	3,562,170
7,245	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 4.000%, 5/01/48 (Mandatory Put 5/01/23)	2/23 at 100.43	A2	7,467,784
21,135	Total Tennessee			23,262,714
	Texas – 15.2%
240	Baytown Municipal Development District, Texas, Hotel Revenue Bonds, Baytown Convention Center Hotel, First-Lien Series 2021A, 4.000%, 10/01/50	10/31 at 100.00	BBB-	252,266
14,355	Bexar County Hospital District, Texas, Certificates of Obligation, Series 2018, 4.000%, 2/15/43 (UB) (6)	2/27 at 100.00	Aa1	15,783,035
2,420	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Senior Lien Series 2013A, 5.000%, 1/01/43 (Pre-refunded 1/01/23)	1/23 at 100.00	A- (4)	2,514,985
2,680	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Subordinate Lien Series 2020G, 4.000%, 1/01/45	1/30 at 100.00	BBB+	2,941,354

NUV	Nuveen Municipal Value Fund, Inc. (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$745	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2020A, 5.000%, 1/01/40	1/30 at 100.00	A-	$894,603
4,650	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding & Improvement Senior Lien Series 2021B, 5.000%, 12/01/47	12/30 at 100.00	AA+	5,737,774
240	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A, 5.250%, 9/01/44	9/24 at 100.00	BBB-	260,213
5,000	El Paso County Hospital District, Texas, General Obligtion Bonds, Certificates of Obligation Series 2013, 5.000%, 8/15/39	8/23 at 100.00	A-	5,286,250
	Fort Bend County Municipal Utility District 50, Texas, General Obligation Bonds, Series 2018A:
2,600	4.000%, 9/01/46 – AGM Insured	9/23 at 100.00	AA	2,672,904
5,500	4.000%, 9/01/48 – AGM Insured	9/23 at 100.00	AA	5,596,580
3,335	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Refunding First Tier Series 2020C, 4.000%, 10/01/49	4/30 at 100.00	A+	3,705,819
27,340	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 4/01/53 (Pre-refunded 10/01/23)	10/23 at 100.00	AA (4)	29,181,349
2,845	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Houston Methodist Hospital System, Series 2015, 4.000%, 12/01/45	6/25 at 100.00	AA	3,042,784
4,000	Harris County, Texas, Toll Road Revenue Bonds, Refunding First Lien Series 2021A, 4.000%, 8/15/45	8/30 at 100.00	Aa2	4,585,400
7,295	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/50 – AGM Insured	11/31 at 39.79	AA	2,069,737
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
845	0.000%, 11/15/27 (ETM)	No Opt. Call	Baa2 (4)	763,246
11,055	0.000%, 11/15/27	No Opt. Call	Baa2	9,241,648
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C:
425	5.000%, 11/15/23	No Opt. Call	Baa1	449,391
1,565	5.000%, 11/15/31	11/24 at 100.00	Baa1	1,699,230
14,905	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3, 0.000%, 11/15/33 – NPFG Insured	11/24 at 59.10	Baa2	8,012,481
1,000	Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle Registration Fee Revenue Bonds, Senior Lien Series 2022A, 4.000%, 12/01/41 (WI/DD, Settling 2/10/22)	12/31 at 100.00	N/R	1,095,070
	Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series 2018B:
1,590	5.000%, 7/01/43	7/28 at 100.00	A1	1,869,713
2,290	5.000%, 7/01/48	7/28 at 100.00	A1	2,691,345
1,500	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series 2021A, 4.000%, 11/15/46	11/31 at 100.00	AA	1,735,245

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B:
$24,755	0.000%, 9/01/29 – AMBAC Insured	No Opt. Call	A	$20,582,050
12,940	0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	A	10,417,218
10,000	0.000%, 9/01/31 – AMBAC Insured	No Opt. Call	A	7,778,400
19,500	0.000%, 9/01/32 – AMBAC Insured	No Opt. Call	A	14,699,490
5,120	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Refunding Series 2015A, 5.000%, 8/15/39	8/25 at 100.00	AAA	5,712,538
4,510	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Refunding Series 2016A, 5.000%, 8/15/49	8/26 at 100.00	AAA	5,106,853
2,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company - Love Field Modernization Program Project, Series 2012, 5.000%, 11/01/28 (AMT)	11/22 at 100.00	Baa1	2,058,240
3,570	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2020A, 5.000%, 5/15/50	5/30 at 100.00	A+	4,297,709
	Lubbock, Texas, Electric Light and Power System Revenue Bonds, Series 2018:
2,170	5.000%, 4/15/40	4/28 at 100.00	A+	2,539,768
3,930	5.000%, 4/15/43	4/28 at 100.00	A+	4,575,267
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Capital Appreciation Series 2008I:
30,000	6.200%, 1/01/42 – AGC Insured (Pre-refunded 1/01/25)	1/25 at 100.00	AA (4)	34,349,100
5,220	6.500%, 1/01/43 (Pre-refunded 1/01/25)	1/25 at 100.00	A+ (4)	6,011,770
15,450	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008D, 0.000%, 1/01/36 – AGC Insured	No Opt. Call	AA	11,111,949
9,020	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B, 5.000%, 1/01/40	1/23 at 100.00	A+	9,361,317
8,000	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier Series 2017B, 5.000%, 1/01/43	1/27 at 100.00	A	9,224,160
9,100	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A, 5.000%, 1/01/32	1/25 at 100.00	A	10,020,010
2,000	San Antonio Convention Center Hotel Finance Corporation, Texas, Contract Revenue Empowerment Zone Bonds, Series 2005A, 5.000%, 7/15/39 – AMBAC Insured (AMT)	3/22 at 100.00	BBB+	2,004,100
1,750	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%, 2/15/41	8/26 at 100.00	AA	1,997,117
4,785	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26	No Opt. Call	A2	5,442,363
1,400	Texas Private Activity Bond Surface Transporation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Refunding Senior Lien Series 2019A, 5.000%, 12/31/35	12/29 at 100.00	Baa2	1,694,252
3,000	Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Refunding Senior Lien Series 2019A, 5.000%, 12/31/36	12/29 at 100.00	Baa2	3,624,270
7,180	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding First Tier Series 2012A, 5.000%, 8/15/41 (Pre-refunded 8/15/22)	8/22 at 100.00	A (4)	7,353,182

NUV	Nuveen Municipal Value Fund, Inc. (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$3,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding First Tier Series 2015B, 5.000%, 8/15/37	8/24 at 100.00	A	$3,251,670
1,750	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding Second Tier Series 2015C, 5.000%, 8/15/33	8/24 at 100.00	A-	1,909,863
5,500	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A, 0.000%, 8/15/25 – AMBAC Insured	No Opt. Call	A	5,222,525
	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Series 2017A:
12,500	4.000%, 10/15/42 (UB) (6)	10/27 at 100.00	AAA	14,011,125
6,500	5.000%, 10/15/42	10/27 at 100.00	AAA	7,722,325
	Uptown Development Authority, Houston, Texas, Tax Increment Contract Revenue Bonds, Infrastructure Improvement Facilities, Refunding Series 2021:
600	3.000%, 9/01/38	9/31 at 100.00	Baa2	613,272
725	3.000%, 9/01/39	9/31 at 100.00	Baa2	740,421
334,395	Total Texas			325,514,746
	Utah – 0.8%
5,345	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2017B, 5.000%, 7/01/42	7/27 at 100.00	A	6,260,706
3,500	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2018B, 5.000%, 7/01/43	7/28 at 100.00	A	4,115,720
	Salt Lake County, Utah, Sales Tax Revenue Bonds, TRCC Series 2017:
695	5.000%, 2/01/36	2/27 at 100.00	AAA	807,555
1,150	5.000%, 2/01/37	2/27 at 100.00	AAA	1,335,645
	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind Project, Refunding Series 2017A:
1,250	5.000%, 9/01/29	3/28 at 100.00	AA-	1,474,650
1,000	5.000%, 9/01/30	3/28 at 100.00	AA-	1,175,740
1,250	5.000%, 9/01/31	3/28 at 100.00	AA-	1,466,050
660	5.000%, 9/01/32	3/28 at 100.00	AA-	773,282
540	Utah Water Finance Agency, Revenue Bonds, Pooled Loan Financing Program, Series 2017A, 5.000%, 3/01/37	3/27 at 100.00	AA	625,185
15,390	Total Utah			18,034,533
	Virginia – 1.0%
1,805	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds, First Tier Series 2016, 5.000%, 7/01/46	7/26 at 100.00	BBB	2,078,909
4,355	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	2/22 at 100.00	B-	4,386,966
4,100	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/49 (AMT)	6/27 at 100.00	BBB	4,765,717

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
	Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth River Crossing, OPCO LLC Project, Senior Lien Series 2012:
$4,180	5.250%, 1/01/32 (AMT)	7/22 at 100.00	BBB	$4,260,465
1,355	6.000%, 1/01/37 (AMT)	7/22 at 100.00	BBB	1,383,495
3,770	5.500%, 1/01/42 (AMT)	7/22 at 100.00	BBB	3,839,519
19,565	Total Virginia			20,715,071
	Washington – 3.2%
	Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien Series 2016:
1,930	5.000%, 2/01/29	2/26 at 100.00	AA-	2,194,622
1,000	5.000%, 2/01/30	2/26 at 100.00	AA-	1,137,110
	Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use Tax Revenue Bonds, Series 2017:
1,175	5.000%, 12/01/38	6/27 at 100.00	A1	1,301,148
5,000	5.000%, 12/01/41	6/27 at 100.00	A1	5,518,600
1,390	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44	8/29 at 100.00	BBB+	1,519,798
12,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Refunding Series 2012A, 5.000%, 10/01/33	10/22 at 100.00	AA-	12,348,240
1,310	Washington Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical Center, Series 2017, 5.000%, 8/15/30	8/27 at 100.00	BBB-	1,507,496
	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Refunding Subordinate Series 2021B. Exchange Purchase:
2,905	4.000%, 7/01/36	7/31 at 100.00	Baa3	3,245,030
7,740	4.000%, 7/01/43	7/31 at 100.00	Baa3	8,539,465
7,830	3.000%, 7/01/58	7/31 at 100.00	Baa3	7,192,168
3,240	4.000%, 7/01/58	7/31 at 100.00	Baa3	3,520,260
	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002-03C:
9,100	0.000%, 6/01/29 – NPFG Insured	No Opt. Call	Aaa	7,920,367
16,195	0.000%, 6/01/30 – NPFG Insured	No Opt. Call	Aaa	13,699,836
70,815	Total Washington			69,644,140
	West Virginia – 0.7%
1,830	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Cabell Huntington Hospital, Inc. Project, Refunding & Improvement Series 2018A, 5.000%, 1/01/36	1/29 at 100.00	BBB+	2,147,615
3,750	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Refunding & Improvement Series 2019A, 5.000%, 9/01/39	9/29 at 100.00	Baa1	4,474,800
3,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding & Improvement Series 2013A, 5.500%, 6/01/44 (Pre-refunded 6/01/23)	6/23 at 100.00	A (4)	3,186,060
3,570	West Virginia Parkways Authority, Turnpike Toll Revenue Bonds, Senior Lien Series 2018, 5.000%, 6/01/43	6/28 at 100.00	AA-	4,255,940
12,150	Total West Virginia			14,064,415

NUV	Nuveen Municipal Value Fund, Inc. (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin – 0.7%
$4,410	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/39	6/22 at 100.00	A3	$4,468,962
6,600	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Refunding 2012C, 5.000%, 8/15/32 (Pre-refunded 8/15/22)	8/22 at 100.00	N/R (4)	6,759,192
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2016A:
935	4.000%, 11/15/46 (Pre-refunded 5/15/26)	5/26 at 100.00	N/R (4)	1,037,186
2,415	4.000%, 11/15/46	5/26 at 100.00	AA+	2,637,445
14,360	Total Wisconsin			14,902,785
$2,158,263	Total Long-Term Investments (cost $1,944,275,667)			2,146,337,839
	Floating Rate Obligations – (1.0)%			(21,480,000)
	Other Assets Less Liabilities – 1.0%			22,498,289
	Net Assets Applicable to Common Shares – 100%			$2,147,356,128
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$2,146,337,839	$ —	$2,146,337,839

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.